Income (loss) per share (Tables)	3 Months Ended
Mar. 31, 2025
Earnings per share [abstract]
Schedule of earnings per share

(amounts in thousands of euros, except share data)
BASIC AND DILUTED LOSS PER SHARE	FOR THE THREE MONTHS ENDED MARCH 31, 2024	FOR THE THREE MONTHS ENDED MARCH 31, 2025
Weighted average number of outstanding shares	62,917,553	63,378,911
Net loss for the period	(42,867)	(52,370)
Basic and diluted loss per share (€/share)	(0.68)	(0.83)